Taxes - Income tax - Additional information (Details) - EUR (€) € in Millions				1 Months Ended	12 Months Ended
	Apr. 01, 2020	Oct. 06, 2017	Apr. 01, 2017	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Disclosure of subsidiaries [line items]
Additional tax expense due to the exceptional surtax									€ 78
Tax on dividends in prior year (as a percent)		3.00%
Current income tax charge							€ 1,093	€ 1,112	€ 859
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)					25.82%	28.92%	34.43%	34.43%	34.43%
Corporate tax rate originally planned (as a percent)					25.82%		32.02%
Increased corporate tax rate (as a percent)									44.43%
Additional tax expense due to the exceptional surtax							€ 35		€ 78
Percentage of taxable income (as a percent)								100.00%
Decrease in deferred tax asset due to gradual rate reduction									75
Deferred tax income due to reduction in tax rate									(44)
Decrease in deferred tax asset in other comprehensive income statement									€ 31
Tax on dividends in prior year (as a percent)									3.00%
Tax income, resulting from dispute over 3 % tax on dividends				€ 304					€ 304
Tax income, resulting from dispute over 3 % tax on dividends, principal amount				270
Tax income, resulting from dispute over 3 % tax on dividends, late interests amount				€ 34
Principal and late payment interest claimed										€ 2,100
Contingent asset, current income tax, previous fiscal years							2,100
Current income tax charge							€ 559	€ 595	€ 391
France tax group subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of taxable income (as a percent)									50.00%
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)							25.00%
Percentage of taxable income restriction (as a percent)							25.00%
Deferred tax charge								86
Current income tax charge							€ 84	65	€ 46
Spain subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of taxable income (as a percent)							75.00%
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current income tax charge							€ 294	258	255
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)	17.00%		19.00%				19.00%
Current income tax charge							€ 66	€ 66	€ 57
SENEGAL | Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)							30.00%
Current income tax charge							€ 56
MALI | Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)							30.00%
Current income tax charge							€ 55
GUINEA | Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)							35.00%
Current income tax charge							€ 42
COTE D'IVOIRE | Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)							30.00%
Current income tax charge							€ 52